INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of reconciliation of income taxes at Corporation's domestic statutory tax rate

	2024	2023	2022
Income taxes at domestic statutory tax rate	$287.2	$274.3	$253.1
(Reduction) increase resulting from:
Non-deductible charges and non-taxable income	(3.1)	0.1	(0.5)
Tax consolidation transactions (note 24)	(26.9)	(33.8)	(48.9)
Other	(1.8)	(2.9)	(5.8)
Income taxes	$255.4	$237.7	$197.9

Schedule of net deferred income tax liability and their impact on deferred income tax expense

	Consolidated		Consolidated
	balance sheets		income statements
	2024	2023	2024	2023	2022
Loss carryforwards	$47.7	$98.8	$51.1	$0.9	$—
Decommissioning obligation	39.3	37.6	(1.7)	(0.3)	—
Defined benefit plans	4.6	4.8	(5.8)	(3.1)	—
Contract assets	(48.8)	(45.2)	3.6	13.8	(22.9)
Property, plant and equipment	(387.9)	(414.3)	(26.4)	8.3	(34.8)
Goodwill, intangible assets and other assets	(452.1)	(449.1)	3.0	19.2	(7.7)
Long-term debt and derivative financial instruments	(0.3)	(5.0)	(0.3)	0.7	3.9
Other	32.9	13.2	(7.3)	(14.9)	(4.0)
	$(764.6)	$(759.2)	$16.2	$24.6	$(65.5)

Schedule of changes in net deferred income tax liability

	Note	2024	2023
Balance at beginning of year		$(759.2)	$(715.5)
Recognized in income		(16.2)	(24.6)
Recognized in other comprehensive income		(1.6)	(1.2)
Business acquisitions	6	—	(17.9)
Other		12.4	—
Balance at end of year		$(764.6)	$(759.2)